OFFSETTING (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Offsetting Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed [Abstract]
Gross amounts of recognised financial assets	€ 5,986		€ 3,637
Gross amounts of recognised financial liabilities set off in the balance sheet	0		0
Net amounts of financial assets presented in the balance sheet	5,986		3,637
Financial instruments collateral	(1,046)		(644)
Cash collateral received	(1,421)		(943)
Net amount	3,519		2,050
Offsetting Derivative Assets [Abstract]
Gross amounts of recognised financial assets	5,892	[1]	3,598	[1]
Gross amounts of recognised financial liabilities set off in the balance sheet	0	[1]	0	[1]
Net amounts of financial assets presented in the balance sheet	5,892	[1]	3,598	[1]
Financial instruments collateral	(952)	[1]	(619)	[1]
Cash collateral received	(1,421)	[1]	(943)	[1]
Net amount	3,519	[1]	2,036	[1]
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognised financial liabilities	6,276	[2]	3,029	[2]
Gross amounts of recognised financial assets set off in the balance sheet	0	[2]	0	[2]
Net amounts of financial liabilities presented in the balance sheet	6,276	[2]	3,029	[2]
Financial instruments	(1,429)	[2]	(545)	[2]
Cash collateral pledged	(1,247)	[2]	(769)	[2]
Net amount	3,600	[2]	1,715	[2]
Offsetting Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned [Abstract]
Gross amounts of recognised financial liabilities	11,333		7,767
Gross amounts of recognised financial assets set off in the balance sheet	0		0
Net amounts of financial liabilities presented in the balance sheet	11,333		7,767
Financial instruments collateral	(6,469)		(5,283)
Cash collateral pledged	(1,247)		(769)
Net amount	3,617		1,715
Offsetting Liabilities Parentheticals [Abstract]
Amount included in Securities sold under agreements to repurchase	5,053
Amount included in Accounts payable, accrued expenses	4
Offsetting Securities Purchased Under Agreements To Resell [Abstract]
Gross amounts of recognised financial assets	94		39
Gross amounts of recognised financial liabilities set off in the balance sheet	0		0
Net amounts of financial assets presented in the balance sheet	94		39
Financial instruments collateral	(94)		(25)
Cash collateral received	0		0
Net amount	0		14
Offsetting Securities Sold Under Agreements To Resell [Abstract]
Gross amounts of recognised financial liabilities	5,057	[3]	4,738
Gross amounts of recognised financial assets set off in the balance sheet	0	[3]	0
Net amounts of financial liabilities presented in the balance sheet	5,057	[3]	4,738
Financial instruments collateral	(5,040)	[3]	(4,738)
Cash collateral pledged	0	[3]	0
Net amount	€ 17	[3]	€ 0

[1]	Included in Derivative assets in the Group's balance sheet at December 31, 2013 and 2014.
[2]	Included in Derivative liabilities in the Group's balance sheet at December 31, 2013 and 2014.
[3]	Of which, EUR 5,053 million included in Securities sold under agreements to repurchase and EUR 4 million included in Accounts payable, Accrued expenses and Other liabilities at December 31, 2014.